Note Payable to Bank (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of debt maturities

Year ended December 31,	Amount
2022	$12,850
2023	12,850
2024	12,850
2025	12,850
2026	7,509
Total payments	58,909
Less current portion	12,850
Debt maturity, noncurrent	$46,059